SUPPLEMENT DATED SEPTEMBER 23, 2026
TO THE PROSPECTUS AND INITIAL SUMMARY PROSPECTUS
DATED JUNE 24, 2026 FOR

Symetra Trek DestinationsSM Index-Linked Annuity

This supplement updates certain information in the prospectus and initial summary prospectus for the above referenced Individual Single Premium Deferred Index-Linked Annuity Contract issued by Symetra Life Insurance Company.

Example 2 under “Fixed Holding Account” in the Section titled “Allocating Your Purchase Payment” is deleted and replaced with the following:

Example 2: Assume that your Contract Date is the 21st calendar day of a month. You have told us that you want your entire Purchase Payment to be allocated to the S&P 500® Indexed Account with Point to Point with Buffer of 10% and a 1-year Interest Term. Although the 21st calendar day of a month is a potential Allocation Date, the Allocation Date and the Contract Date cannot be the same date and the Purchase Payment must be held in the Fixed Holding Account for a minimum of 7 calendar days. Therefore, we will allocate your Purchase Payment to the Fixed Holding Account and it will earn interest until the 28th calendar day of the month (or the next Business Day, if the 28th is not a Business Day), at which time we will allocate your Purchase Payment, plus any interest earned, to the S&P 500® Indexed Account you have selected.

The 6-Year Indexed Account listing under Appendix A: Investment Options Available Under the Contract is deleted and replaced with the following:

6-YEAR INDEXED ACCOUNTS - ONLY AVAILABLE AT PURCHASE
Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
Nasdaq 100	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-Year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	1% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate

6-YEAR INDEXED ACCOUNTS - ONLY AVAILABLE AT PURCHASE
Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	1% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	30% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	30% Buffer with Charge	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer Plus	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer Plus	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-Year	Point to Point with Buffer, Cap and Participation Rate	30% Buffer Plus	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate